Concentration of Major Customers and Suppliers (Details)	12 Months Ended
Jun. 30, 2024
Customer Concentration Risk [Member] | One Supplier [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	13.90%